JPMORGAN INCOME FUNDS

JPMorgan Bond Fund
(Class A)
JPMorgan Real Return Fund
(Class A)
JPMorgan Short Term Bond Fund
(Class A)
(each a series of JPMorgan Trust I)

JPMorgan Short Term Bond Fund II
(Class A)
(a series of J.P. Morgan Mutual Fund Group)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated December 31, 2005

Sales Charge and CDSC Changes. Effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of the Bond Fund and the Real Return Fund will be lowered from 4.50% to 3.75% of the offering price. Also effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of the Short Term Bond Fund and the Short Term Bond Fund II will be lowered from 3.00% to 2.25% of the offering price. The new sales charges will apply only to Class A Shares of the Funds purchased on or after August 1, 2006. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the tables entitled “TOTAL SALES CHARGE FOR FUNDS” in the section “How to Do Business with the Funds — Sales Charges — Class A Shares” on pages 40 and 41 of the Prospectus are hereby replaced with the following:

If you buy Class A Shares of the JPMorgan Short Term Bond Fund and JPMorgan Short Term Bond Fund II before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	3.00	3.09	2.70
$100,000 – $249,999	2.50	2.56	2.18
$250,000 – $499,999	2.00	2.04	1.64
$500,000 – $999,999	1.50	1.52	1.20
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Term Bond Fund or JPMorgan Short Term Bond Fund II and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A

SUP-INC-606

Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Short Term Bond Fund or JPMorgan Short Term Bond Fund II on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	2.25	2.30	2.00
$100,000 – $249,999	1.75	1.78	1.50
$250,000 – $499,999	1.25	1.27	1.00
$500,000 – $999,999	1.00	1.01	0.85
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Term Bond Fund or JPMorgan Short Term Bond Fund II and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Bond Fund and JPMorgan Real Return Fund before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 – $249,999	3.50	3.63	3.05
$250,000 – $499,999	2.50	2.56	2.05
$500,000 – $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Bond Fund or JPMorgan Real Return Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of either of those Funds between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Bond Fund or JPMorgan Real Return Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	3.75	3.90	3.25
$100,000 – $249,999	3.25	3.36	2.75
$250,000 – $499,999	2.25	2.30	2.00
$500,000 – $999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Bond Fund or JPMorgan Real Return Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of either of those Funds between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 37 of the Prospectus, the last two paragraphs under Class B Shares are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charges.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 40 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 47:

Generally, you will not pay a sales charge on an exchange except as specified in Sales Charges — Class A Shares or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund
(Class A and Class C)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A & Class C Shares Prospectus dated June 16, 2006

Deferred Sales Charge for Class C Shares. Effective immediately, the following line replaces the second line in the table entitled “SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)” on page 5 of the Prospectus.

Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchase Price or Redemption Proceeds	None**	1.00

Sales Charge Changes. Effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of the Fund will be lowered from 4.50% to 3.75% of the offering price. The new sales charge will apply only to Class A Shares of the Fund purchased on or after August 1, 2006. In connection with this change, the table entitled “TOTAL SALES CHARGE FOR FUND” in the section “How to Do Business with the Fund — Sales Charges — Class A Shares” on page 14 of the Prospectus is hereby replaced with the following:

If you buy Class A Shares of the Fund before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUND
Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 – $249,999	3.50	3.63	3.05
$250,000 – $499,999	2.50	2.56	2.05
$500,000 – $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

SUP-EMD-606

If you buy Class A Shares of the Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUND
Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	3.75	3.90	3.25
$100,000 – $249,999	3.25	3.36	2.75
$250,000 – $499,999	2.25	2.30	2.00
$500,000 – $999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN INCOME FUNDS

JPMorgan Strategic Income Fund
(Class A and Class B)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A, Class B & Class C Shares Prospectus dated June 16, 2006

Sales Charge Changes. Effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of the Fund will be lowered from 4.50% to 3.75% of the offering price. The new sales charge will apply only to Class A Shares of the Fund purchased on or after August 1, 2006. In connection with this change, the table entitled “TOTAL SALES CHARGE FOR FUND” in the section “How to Do Business with the Fund — Sales Charges — Class A Shares” on page 14 of the Prospectus is hereby replaced with the following:

If you buy Class A Shares of the Fund before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUND
Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 – $249,999	3.50	3.63	3.05
$250,000 – $499,999	2.50	2.56	2.05
$500,000 – $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUND
Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	3.75	3.90	3.25
$100,000 – $249,999	3.25	3.36	2.75
$250,000 – $499,999	2.25	2.30	2.00
$500,000 – $999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

SUP-SI-606

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, the Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 11 of the Prospectus, the last two paragraphs under Class B Shares are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charges.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis” on page 14 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SPECIALTY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund
(Class A Shares)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class C Shares Prospectus dated September 30, 2005

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with a double asterisk under the table “TOTAL SALES CHARGE FOR FUND” in the section “How to do Business with the Fund—Sales Charges—Class A Shares” on page 14 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares into Class A shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 19:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USLCCP-606

JPMORGAN SPECIALTY FUNDS

JPMorgan Intrepid Long/Short Fund
(Class A Shares)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class C Shares Prospectus dated January 31, 2006

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with a double asterisk under the table “TOTAL SALES CHARGE FOR FUND” in the section “How to Do Business with the Fund—Sales Charges—Class A Shares” on page 13 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares into Class A shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 18:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTRPID-606

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund
(Class A Shares)
(a series of JPMorgan Trust I))

Supplement dated June 30, 2006
to the Class A Share Prospectus dated May 1, 2006

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under the table “TOTAL SALES CHARGE FOR FUND” in the section “How to Do Business with the Fund — Sales Charges — Class A Shares” on page 14 of the Prospectus is replaced with the following:

**If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 17:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MCE-606

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Micro Cap Fund
(Class A Shares)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class C Shares Prospectus dated May 1, 2006

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under the table entitled “TOTAL SALES CHARGE FOR THE FUND” in the section “How to Do Business with the Fund — Sales Charges — Class A Shares” on page 14 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 19:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MC-606

JPMORGAN SPECIALTY FUNDS

JPMorgan Market Neutral Fund
(Class A, and B Shares)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class B Shares Prospectus dated February 28, 2006

Limitations on Purchases of Class B Shares. Effective September 15, 2006, the Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 18 of the Prospectus, the last two paragraphs under “Class B Shares” are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 21 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with this change, the footnote marked with the double asterisk under the table entitled “TOTAL SALES CHARGE FOR THE FUND” in the section “How to Do Business with the Fund — Sales Charges — Class A Shares” on page 22 of the Prospectus is hereby replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. The

SUP-MN-606

charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 28:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
(Class A Shares)
(each a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class C Share Prospectus dated May 1, 2006

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under the table entitled “TOTAL SALES CHARGE FOR FUNDS” in the section “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 32 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 37:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTPD-606

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Strategic Small Cap Value Fund
(Class A Shares)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class C Share Prospectus dated February 28, 2006

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under the table entitled “TOTAL SALES CHARGE FOR FUND” in the section “How to Do Business with the Fund — Sales Charges — Class A Shares” on page 14 of the Prospectus is replaced with the following:

**If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 19:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SSCV-606

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Small Cap Equity Fund
(Class A and Class B Shares)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class B Shares Prospectus dated February 28, 2006

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with a double asterisk under the table “TOTAL SALES CHARGE FOR FUND” in the section “How to Do Business with the Fund — Sales Charges—Class A Shares” on page 14 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares into Class A shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 20:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 11 of the Prospectus, the last two paragraphs under “Class B Shares” are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

SUP-INTSCE-606

The Fund may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charges.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 13 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Japan Fund
(Class A and Class B Shares)
(each a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated February 28, 2006

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with a double asterisk under the table “TOTAL SALES CHARGE FOR FUNDS” in the section “How to Do Business with the Funds—Sales Charges—Class A Shares” on page 64 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares into Class A shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 70:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

SUP-IE-606

In connection with this change, on page 61 of the Prospectus, the last two paragraphs under “Class B Shares” are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charges.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 64 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Growth Fund
(Class A and Class B Shares)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class B Shares Prospectus dated February 28, 2006

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with a double asterisk under the table “TOTAL SALES CHARGE FOR FUND” in the section “How to Do Business with the Fund — Sales Charges—Class A Shares” on page 15 of the Prospectus is replaced with the following:

**If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. For purposes of these charges, such charges apply to exchanges into money market funds. If you exchange your Class A Shares into Class A shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 21:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 12 of the Prospectus, the last two paragraphs under “Class B Shares” are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Fund may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your

SUP-INTG-606

responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charges.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 14 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
(Class A and B Shares)
(each a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated February 28, 2006

Sales Charge and CDSC Changes.

JPMorgan Tax Aware Enhanced Income Fund only. Effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of the JPMorgan Tax Aware Enhanced Income Fund will be lowered from 3.00% to 2.25% of the offering price. The new sales charges will apply only to Class A Shares of the JPMorgan Tax Aware Enhanced Income Fund purchased on or after August 1, 2006. Additionally, effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the first table on page 30 of the Prospectus is hereby replaced with the following:

If you buy Class A Shares of the JPMorgan Tax Aware Enhanced Income Fund before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	3.00	3.09	2.70
$100,000 – $249,999	2.50	2.56	2.18
$250,000 – $499,999	2.00	2.04	1.64
$500,000 – $999,999	1.50	1.52	1.20
$1,000,000 or more*	NONE	NONE	**

If you buy Class A Shares of the JPMorgan Tax Aware Enhanced Income Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	2.25	2.30	2.00
$100,000 – $249,999	1.75	1.78	1.50
$250,000 – $499,999	1.25	1.27	1.00
$500,000 – $999,999	1.00	1.01	0.85
$1,000,000 or more*	NONE	NONE	**

SUP-TA-606

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all Class A Shares of a Fund during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

JPMorgan Tax Aware Real Return Fund only. Effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of the JPMorgan Tax Aware Real Return Fund will be lowered from 4.50% to 3.75% of the offering price. The new sales charges will apply only to Class A Shares of the JPMorgan Tax Aware Real Return Fund purchased on or after August 1, 2006. Additionally, effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the information in the second table on page 30 of the Prospectus relating to the JPMorgan Tax Aware Real Return Fund is superseded by the following:

If you buy Class A Shares of the JPMorgan Tax Aware Real Return Fund before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 – $249,999	3.50	3.63	3.05
$250,000 – $499,999	2.50	2.56	2.05
$500,000 – $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Tax Aware Real Return Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	3.75	3.90	3.25
$100,000 – $249,999	3.25	3.36	2.75
$250,000 – $499,999	2.25	2.30	2.00
$500,000 – $999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all Class A Shares of a Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

JPMorgan Tax Aware U.S. Equity Fund only. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under the second table Total Sales Charge For Funds in the section How to Do Business with the Funds — Sales Charges — Class A Shares on page 30 is replaced with the following:

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

All Funds. In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 36:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

Limitations on Purchases of Class B Shares.

JPMorgan Tax Aware U.S. Equity Fund only. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 26 of the Prospectus, the last two paragraphs under “Class B Shares” are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charges.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 29 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund
JPMorgan Value Advantage Fund
(Select Class and Institutional Class Shares)
(each a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Select Class and Institutional Class Shares Prospectuses dated May 1, 2006

Portfolio Managers. In the section “The Funds’ Management and Administration — The Portfolio Managers,” the following is added to the description of the portfolio managers of the Diversified Fund:

A part of the large cap equity allocation of the Diversified Fund is also managed by Silvio Tarca, Managing Director of JPMIM and CFA charterholder. Mr. Tarca has been with JPMorgan Chase or its affiliates (or one of its predecessors) since 2000. Prior to managing the Funds, Mr. Tarca served as a quantitative research analyst in the Emerging Markets Equity Group.

Also in this section, the description of the portfolio management team of the Value Advantage Fund is amended to read as follows:

The portfolio management team is led by Mr. Simon, Mr. Playford and Ms. Fu. Information on Mr. Simon, Mr. Playford and Ms. Fu is discussed earlier in this prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USEQ3-606

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund (All Classes)
JPMorgan Dynamic Small Cap Fund
JPMorgan Growth and Income Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan Value Advantage Fund (All Classes)
(Class A and Class B Shares)
(each a series of JPMorgan Trust I)

JPMorgan Growth Advantage Fund
(Class A and Class B Shares)
(a series of J.P. Morgan Mutual Fund Investment Trust)

JPMorgan Mid Cap Value Fund
(Class A and Class B Shares)
(a series of J.P. Morgan Fleming Mutual Fund Group, Inc.)

JPMorgan Value Opportunities Fund
(Class A and Class B Shares)
(a series of JPMorgan Value Opportunities Fund, Inc.)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated May 1, 2006

Portfolio Managers. In the section “The Funds’ Management and Administration — The Portfolio Managers,” the following is added to the description of the portfolio managers of the Diversified Fund on page 68:

A part of the large cap equity allocation of the Diversified Fund is also managed by Silvio Tarca, Managing Director of JPMIM and CFA charterholder. Mr. Tarca has been with JPMorgan Chase or its affiliates (or one of its predecessors) since 2000. Prior to managing the Funds, Mr. Tarca served as a quantitative research analyst in the Emerging Markets Equity Group.

Also in this section, the description of the portfolio management team of the Value Advantage Fund on page 69 is amended to read as follows:

The portfolio management team is led by Mr. Simon, Mr. Playford and Ms. Fu. Information on Mr. Simon, Mr. Playford and Ms. Fu is discussed earlier in this prospectus.

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under

SUP-USEQ2-606

the table “TOTAL SALES CHARGE FOR FUNDS” in the section “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 77 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 74 of the Prospectus, the last two paragraphs under the heading “Class B Shares” are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge.”

In addition, the following is added to the end of the section titled “Can I automatically invest on a systematic basis?” on page 76 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 83:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

HIGHBRIDGE FUND

Highbridge Statistical Market Neutral Fund
(Class A Shares)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Class A and Class C Shares Prospectus dated January 3, 2006

CSDC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with this change, the footnote marked with a double asterisk under to the table entitled “TOTAL SALES CHARGE FOR FUND” in the section “How to Do Business with the Fund — Sales Charge — Class A Shares” on page 16 of the Prospectus is hereby replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 21:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-HSMN-606

JPMORGAN INCOME FUNDS

JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Enhanced Income Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Strategic Income Fund
(each a series of JPMorgan Trust I)
JPMorgan Short Term Bond Fund II
(a series of J.P. Morgan Mutual Fund Group)

Supplement dated June 30, 2006
to the Statement of Additional Information
Dated December 31, 2005, as supplemented June 16, 2006

The following language replaces the first three paragraphs and first three tables in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 61 of the Statement of Additional Information.

Finder’s Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Funds (other than the Enhanced Income Fund, Short Term Bond Fund and Short Term Bond Fund II) prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II) is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund (other than the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II). The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Funds (other than the Enhanced Income Fund, Short Term Bond Fund and Short Term Bond Fund II) on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II) is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II). The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

SUP-INCSAI-606

With respect to sales of the Enhanced Income Fund1, Short Term Bond Fund and Short Term Bond Fund II, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Enhanced Income Fund, the Short Term Bond Fund or the Short Term Bond Fund II, the Financial Intermediary will receive a Finder’s Fee equal to 0.50% of the sale of the Class A Shares of the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

1	Class A Shares of the Enhanced Income Fund have not commenced operations as of the date of this Supplement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMORGAN FUNDS
JPMORGAN U.S. EQUITY FUNDS

JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Micro Cap Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
(each, a series of JPMorgan Trust I)

JPMorgan Growth Advantage Fund
(a series of J.P. Morgan Mutual Fund Investment Trust)

JPMorgan Mid Cap Value Fund
(a series of J.P. Morgan Fleming Mutual Fund Group, Inc.)

Supplement dated June 30, 2006
to the Statement of Additional Information,
dated May 1, 2006, as supplemented May 5, 2006

With respect to each of the above-named funds (the “Funds”), the following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” of the Statement of Additional Information:

Finder’s Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Funds prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
Over $50,000,000	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

SUP-USEQSAI-606

With respect to sales of the Funds on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
Over $50,000,000	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Portfolio Managers. With respect to the information concerning “Other Accounts Managed,” information regarding the additional portfolio managers named below is hereby added to the chart regarding other accounts managed as of December 31, 2005 (in millions of dollars):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diversified Fund
Silvio Tarca	6	$4,719	8	1	12	375
Value Advantage Fund
Lawrence Playford	8	$9,564	0	0	27	3,484

As of December 31, 2006, neither of the portfolio managers named above managed other accounts which have advisory fees wholly or partly based on performance.

In the section regarding “Ownership of Securities,” the following information is added with respect to the additional portfolio managers named below:

Aggregate Dollar Range of Securities in the Portfolio as of December 31, 2005
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Diversified Fund
Silvio Tarca	X
Value Advantage Fund
Lawrence Playford			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMORGAN SPECIALTY FUNDS

JPMorgan Market Neutral Fund
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Statement of Additional Information
Dated February 28, 2006

The following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 50 of the Statement of Additional Information.

Finder’s Fees. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Market Neutral Fund prior August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Market Neutral Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Market Neutral Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of Market Neutral Fund on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 –$3,999,999	1.00%
$4,000,000 – $49,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Market Neutral Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Market Neutral Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MNSAI-606

JPMORGAN SPECIALTY FUNDS

Highbridge Statistical Market Neutral Fund
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Statement of Additional Information
Dated January 3, 2006

The following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 40 of the Statement of Additional Information.

Finder’s Fees. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Highbridge Statistical Market Neutral Fund prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Highbridge Statistical Market Neutral Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Highbridge Statistical Market Neutral Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Highbridge Statistical Market Neutral Fund on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $49,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Highbridge Statistical Market Neutral Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Highbridge Statistical Market Neutral Fund. The Finder’s Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-HSMNSAI-606

JPMORGAN SPECIALTY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund (“U.S. Large Cap Core Plus Fund”)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Statement of Additional Information dated September 30, 2005, as supplemented May 5, 2006

The following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 50 of the Statement of Additional Information.

Finder’s Fee. Financial Intermediaries who sell over $1 million of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the U.S. Large Cap Core Plus Fund prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the U.S. Large Cap Core Plus Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the U.S. Large Cap Core Plus Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the U.S. Large Cap Core Plus Fund on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the U.S. Large Cap Core Plus Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the U.S. Large Cap Core Plus Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-USLCCPSAI-606

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan International Equity Fund
JPMorgan International Growth Fund
JPMorgan International Opportunities Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Japan Fund
(collectively, the “International Funds”)
(each, a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Statement of Additional Information dated February 28, 2006, as supplemented May 5, 2006

The following language replaces the first paragraph in the section entitled “Additional Investments — Real Estate Investment Trusts” on page 18 of the Statement of Additional Information.

Real Estate Investment Trusts. The Funds may invest in shares of real estate investment trusts (“REITs”), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITS or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

In addition, the following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 55 of the Statement of Additional Information.

Finder’s Fee. Financial Intermediaries who sell over $1 million of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the International Funds prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to an International Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of an International Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

SUP-SAI-IE-606

With respect to sales of the International Funds on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to an International Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of an International Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Enhanced Income Fund (“Tax Aware Enhanced Income Fund”)
JPMorgan Tax Aware Real Return Fund (“Tax Aware Real Return Fund”)
JPMorgan Tax Aware U.S. Equity Fund (“Tax Aware U.S. Equity Fund”)
(each a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Statement of Additional Information dated February 28, 2006

The following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 57 of the Statement of Additional Information.

Finder’s Fee. Financial Intermediaries who sell over $1 million of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Tax Aware Enhanced Income Fund such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Tax Aware Enhanced Income Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.50% of the sale of the Class A Shares of the Tax Aware Enhanced Income Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Tax Aware Real Return Fund prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of the Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Tax Aware Real Return Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Tax Aware Real Return Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Tax Aware Real Return Fund on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of the Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Tax Aware Real Return Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Tax Aware Real Return Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

SUP-TASAI-606

With respect to sales of the Tax Aware U.S. Equity Fund prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Tax Aware U.S. Equity Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Tax Aware U.S. Equity Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Tax Aware U.S. Equity Fund on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Tax Aware U.S. Equity Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Tax Aware U.S. Equity Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMORGAN FUNDS
JPMORGAN U.S. EQUITY FUNDS

JPMorgan Strategic Small Cap Value Fund
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Statement of Additional Information,
dated February 28, 2006

With respect to JPMorgan Strategic Small Cap Value Fund (the “Fund”), the following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on pages 47 and 48 of the Statement of Additional Information:

Finder’s Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Fund prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
Over $50,000,000	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Fund on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
Over $50,000,000	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SSCVSAI-606

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2040 Fund
(each, a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Statement of Additional Information
Dated May 5, 2006

The following language is added at the end of the section entitled “Cash Compensation to Financial Intermediaries” on page 37 of the Statement of Additional Information.

Finder’s Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the JPMorgan SmartRetirement Funds prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a JPMorgan SmartRetirement Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of a JPMorgan SmartRetirement Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the JPMorgan SmartRetirement Funds on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a JPMorgan SmartRetirement Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of a JPMorgan SmartRetirement Fund. The Finder’s Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

SUP-SRSAI-606

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that its owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption.

JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMORGAN SPECIALTY FUNDS

JPMorgan Intrepid Long/Short Fund (“Intrepid Long/Short Fund”)
(a series of JPMorgan Trust I)

Supplement dated June 30, 2006
to the Statement of Additional Information dated January 31, 2006

The following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 51 of the Statement of Additional Information.

Finder’s Fee. Financial Intermediaries who sell over $1 million of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Intrepid Long/Short Fund prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Intrepid Long/Short Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Intrepid Long/Short Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Intrepid Long/Short Fund on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Intrepid Long/Short Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Intrepid Long/Short Fund . The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-ILSSAI-606